UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September  30, 2010

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      November  8, 2010
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   126

       Form 13F Information Table Value Total:	   581978
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates
	  2	28-12230	       ALPS Advisors Inc.


          [Repeat as necessary.]




	FORM 13F INFORMATION TABLE
		 														TITLE			SHARES/	SH/	VALUE	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OFCLASS	CUSIP		PRN AMT	PRN	(x$1000)DSCRTN	MGRS	SOLE	SHARED	NONE
ADC Teleco	COM	000886309	129	10200 	SHRS	Sole		10200
Agco Corp	COM	001084102	418	10719	SHRS	Defined	2		10719		Alcoa, Inc.	COM	013817101	342	28271 	SHRS	Defined	2	6100	22171
Anadarko Pet	COM	32511107	325	5703	SHRS	Defined	2		5703
Anglogold	ADR	035128206	452	9766	SHRS	Defined	2		9766
Apache Corp	COM	037411105	430	4393 	SHRS	Defined	2	200	4193
Aqua America 	COM	03836W103	373	18300 	SHRS	Sole		18300
Archer-Daniels	COM	39483102	2055	64405	SHRS	Defined	2	900	63505
BakerHughes	COM	57224107	211	4963	SHRS	Defined	2		4963
Bank of Amer	COM	060505104	220	16800 	SHRS	Sole		16800
Berry Petro	COM	85789105	225	7091	SHRS	Defined	2		7091
Bill Barrett	COM	06846N104	264	7342	SHRS	Defined	2		7342
Boardwalk Pipe	COM	096627104	6162	188729	SHRS	Defined	2
Bowne & CO	COM	103043105	152	13400 	SHRS	Sole		13400
BPZ RES		COM	55639108	54	14217	SHRS	Defined	2		14217
BrighamExplor	COM	109178103	348	18574	SHRS	Defined	2		18574
Buckeye Part	COM	118230101	8123	127920	SHRS	Defined	2		127920
Bunge Ltd	COM	G16962105	935	15800	SHRS	Defined	2		15800
Calumet Spec	COM	131476103	895	45394	SHRS	Defined	2		45394
CF Indus	COM	125269100	762	7977	SHRS	Defined	2		7977
Chevron Corp	COM	166764100	2022	24948 	SHRS	Defined	2	1400	23548
Cia de Minas 	ADR	204448104	334	7400	SHRS	Defined	2		7400
CiaSiderurgica 	ADR	20440W105	523	29589	SHRS	Defined	2		29589	Citigroup Inc.	COM	172967101	43	11000 	SHRS	Sole		11000
ConocoPhillips	COM	20825C104	1043	18163	SHRS	Defined	2	800	17363
Copano Ener	COM	217202100	4983	181809	SHRS	Defined	2		181809
Corn Products	COM	219023108	336	8964	SHRS	Defined	2	300	8664
DCPMidstream	COM	23311P100	2509	74901	SHRS	Defined	2		74901
Deere & Co	COM	244199105	2912	41738	SHRS	Defined	2		41738
Delta Petro 	COM	247907207	24	29890	SHRS	Defined	2		29890
Devon Energy	COM	25179M103	306	4724	SHRS	Defined	2		4724
DuncanEnergy	COM	265026104	2124	68092	SHRS	Defined	2		68092
EastmanKodak 	COM	277461109	43	10300 	SHRS	Sole		10300
EL Paso Pipe 	COM	283702108	5874	183150	SHRS	Defined	2		183150
EmmisCommu	COM	291525103	46	59400 	SHRS	Sole		59400
ENBRIDGE ENERGY	COM	29250R106	8441	150940	SHRS	Defined	2		150940
EnergyTrans	COM	29273R109	11856	245568	SHRS	Defined	2		245568
EnergyXXIBer	COM	G10082140	182	7874	SHRS	Defined	2		7874
Enterprise Prod	COM	293792107	16548	417135	SHRS	Defined	2		417135
EOG Res		COM	26875P101	271	2917	SHRS	Defined	2		2917
Exxon Mobil 	COM	30231G102	3723	60259 	SHRS	Defined	2	700	59559
FORD 		NOT	345370CF5	445	300000	PRN	Sole		300000
Ford Mtr CO 	COM	345370860	204	16700 	SHRS	Sole		16700
FreeportMcMoRan	COM	35671D857	733	8592 	SHRS	Defined	2	400	8192
GeneralElect 	COM	369604103	224	13800 	SHRS	Sole			13800
Genesis Energy	COM	371927104	2088	88773	SHRS	Defined	2
Gerdau SA	ADR	373737105	277	20369	SHRS	Defined	2		20369
GLG Partners	COM	37929X107	95	21200 	SHRS	Sole		21200
Halliburton Co	COM	406216101	394	11911 	SHRS	Defined	2	1453	10458
Health Grades	COM	42218Q102	107	13100 	SHRS	Sole		13100
Hess Corp	COM	42809H107	208	3511	SHRS	Defined	2		3511
HollyEnergy	COM	435763107	2024	39500	SHRS	Defined	2		39500
ISharesSilver	COM	46428Q109	789	37000	SHRS	Defined	1		37000
iSharesLeh20+	COM	464287432	7074	67050	SHRS	Defined	1		67050
iSharesMsciMal	COM	464286830	9828	715299 	SHRS	Defined	1		715299
iSharesCohen

	COM	464287564	35926	579916 	SHRS	Defined	1		579916
iSharesGold

	COM	464285105	3105	242600	SHRS	Defined	1		242600
iSharesUSTele	COM	464287713	16369	751200 	SHRS	Defined	1		751200
iSharesDJUSInd	COM	464287754	16300	282150 	SHRS	Defined	1		282150
iSharesDJUSReal	COM	464287739	8426	159350	SHRS	Defined	1		159350
iSharesDJUSTech	COM	464287721	16800	290414 	SHRS	Defined	1		290414
iSharesJPMorgan	COM	464288281	6798	61050	SHRS	Defined	1		61050
iSharesLeh7-10	COM	464287440	40386	407897 	SHRS	Defined	1		407897
iSharesMSCIBraz	COM	464286400	9859	128152 	SHRS	Defined	1		128152
iSharesMSCIMex	COM	464286822	9030	170400 	SHRS	Defined	1		170400
iSharesMSCISing	COM	464286673	9488	717702 	SHRS	Defined	1		717702
iSharesMSCISth	COM	464286780	10026	149158 	SHRS	Defined	1		149158
iSharesIBoxxHgh	COM	464288513	798	8900 	SHRS	Sole		8900
iSharesIBoxx$In	COM	464287242	62	550 	SHRS	Sole		550
iSharesJPMorgan	COM	464288281	525	4712 	SHRS	Sole		4712
iSharesLehUSTre	COM	464287176	436	4000 	SHRS	Sole		4000
iSharesS&PNatl	COM	464288414	374	3500 	SHRS	Sole		3500
KinderMorgan	COM	494550106	15937	232658	SHRS	Defined	2		232658
MagellaMid	COM	559080106	12064	234477	SHRS	Defined	2		234477
Marathon Oil 	COM	565849106	281	8484 	SHRS	Defined	2	300	8184
MarinerEnergy  	COM	56845T305	527	21768 	SHRS	Defined	2	5500	16268
MarkWest	COM	570759100	7427	206771	SHRS	Defined	2		206771
McmoranExp	COM	582411104	219	12752	SHRS	Defined	2		12752
Micron Tech	COM	595112103	75	10400 	SHRS	Sole		10400
Monsanto Co	COM	61166W101	2545	53088	SHRS	Defined	2		53088
Natl Oilwell	COM	637071101	228	5135	SHRS	Defined	2	300	4835
Newmont Min	COM	651639106	818	13023	SHRS	Defined	2		13023
NustarEnergy	COM	67058H102	8253	133690	SHRS	Defined	2		133690
Occidental Pet	COM	674599105	725	9256	SHRS	Defined	2		9256
Oilsands Quest	COM	678046103	26	50752	SHRS	Defined	2		50752
OneOK Part	COM	68268N103	12121	161786	SHRS	Defined	2		161786
PetroleoBrasil 	ADR	71654V408	1078	29726	SHRS	Defined	2		29726
PetroQuest	COM	716748108	55	9046	SHRS	Defined	2		9046
Philip Morris 	COM	718172109	224	4000 	SHRS	Sole		4000
PLAINS ALL AMER	COM	726503105	12064	191765	SHRS	Defined	2		191765
Playboy Ent	COM	728117300	56	10900 	SHRS	Sole		10900
PowerShrsDBGol	COM	73936B606	35352	762204 	SHRS	Defined	1		762204
PwrShrsActAlph	COM	73935B102	5746	223050	SHRS	Defined	1		223050
PowerShrsDBPre	COM	73936B200	3889	86025	SHRS	Defined	1		86025
PowerShrsDBSilv	COM	73936B309	7429	192800	SHRS	Defined	1		192800
PowerShrsQQQ	COM	73935A104	2476	50450	SHRS	Defined	1		50450
PwerShrsEmrgMkt	COM	73936T573	463	16624 	SHRS	Sole		16624
PwerShrsHighYld	COM	73936T557	117	6402 	SHRS	Sole		6402
Quiksilver 	COM	74838C106	265	25018 	SHRS	Defined	2	5800	19218
Qwest Communi 	COM	749121109	177	28300 	SHRS	Sole		28300
REGENCYENERGY 	COM	75885Y107	7630	311663	SHRS	Defined	2		311663
SANDRIDGEENERG 	COM	80007P307	325	57217	SHRS	Defined	2		57217
Schlumberger 	COM	806857108	949	15400	SHRS	Defined	2		15400
SM Energy	COM	78454L100	383	10228	SHRS	Defined	2		10228
SociedadQuimica	ADR	833635105	1376	28509	SHRS	Defined	2		28509
SPDRDJWilshire	COM	78464A607	8696	151650	SHRS	Defined	1		151650
SPDRBarclayHigh	COM	78464A417	200	5000 	SHRS	Sole		5000
SPDRDBINTL	COM	78464A490	1745	29703 	SHRS	Sole		29703
Spectra Energy	COM	84756N109	2124	61384	SHRS	Defined	2		61384
Sprint Nextel 	COM	852061100	87	18800 	SHRS	Sole		18800
Sunco Logistics	COM	86764L108	5163	65648	SHRS	Defined	2		65648
Synovus Finan	COM	87161C105	29	11900 	SHRS	Sole			11900
Targa Res	COM	87611X105	5099	183545	SHRS	Defined	2		183545
TCPipelines 	COM	87233Q108	3915	84101	SHRS	Defined	2		84101
Tenaris SA	ADR	88031M109	260	6762	SHRS	Defined	2		6762
The Mosaic Co	COM	61945A107	1036	17639	SHRS	Defined	2		17639
TransOcean	COM	H8817H100	231	3600	SHRS	Defined	2		3600
Vale SA		ADR	91912E105	813	26020	SHRS	Defined	2		26020
Valero Energy 	COM	91913Y100	177	10126 	SHRS	Defined	2	3600	6526
Vanguard	COM	922908512	30594	631402 	SHRS	Defined	1		631402
Vanguard	COM	921937827	36557	447184 	SHRS	Defined	1		447184
Vanguard	COM	922908611	30357	508500 	SHRS	Defined	1		508500
WarrenRes	COM	93564A100	45	11232	SHRS	Defined	2		11232
WesternGas	COM	958254104	2486	91741	SHRS	Defined	2		91741
WilliamsPartIL	COM	96950F104	6680	157537	SHRS	Defined	2
WisdomTree	COM	97717W315	8168	146700	SHRS	Defined	1